AMOUNT DUE FROM NSML (Details) (USD $)	Sep. 30, 2018 USD ($)		Sep. 30, 2018 HKD ($)
Network Service Management Limited [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of shareholdings owed for capital-in-arrear	45.00%		45.00%
Due from related parties	$ 294,872
Network Service Management Limited [Member] | HKD [Member]
Schedule of Equity Method Investments [Line Items]
Due from related parties			$ 2,300,000
Z-Line International E-Commerce Limited [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	55.00%	[1]	55.00%	[1]

[1]	55% owned subsidiary of Syndicore Asia Limited